Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000261613
Shareholder Report [Line Items]
Fund Name	Anfield Enhanced Market ETF
Trading Symbol	AEMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Enhanced Market ETF for the period of June 30, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2102. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2102
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Enhanced Market ETF	$38	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.07% [1]
AssetsNet	$ 125,471,204
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 243,256
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$125,471,204
Number of Portfolio Holdings	91
Advisory Fee	$243,256
Portfolio Turnover	224%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	22.1%
Corporate Bonds	38.0%
Preferred Stock	4.2%
U.S. Government & Agencies	35.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.0%
Consumer Staples	1.0%
Communications	1.4%
Real Estate	1.6%
Energy	2.0%
Materials	2.6%
Utilities	2.8%
Health Care	2.9%
Technology	4.3%
Industrials	5.1%
Consumer Discretionary	9.8%
Financials	21.8%
U.S. Treasury Obligations	30.7%

Top 10 Holdings

Holding Name	% of Net Assets
United States Treasury Bill	30.7%
Citigroup, Inc.	1.5%
Advanced Micro Devices, Inc.	1.4%
Roivant Sciences Ltd.	1.2%
American Express Company	1.1%
BNP Paribas S.A.	1.1%
Huntington Ingalls Industries, Inc.	1.0%
Palantir Technologies, Inc., Class A	1.0%
RBC Bearings, Inc.	1.0%
NVIDIA Corporation	1.0%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.